FINANCIAL INSTRUMENTS AND RISK (Narrative) (Details)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Working capital deficiency	$ 10,107,344
Interest rate	10.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	24.00%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	48.00%